SBA Loan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SBA Loan
Note 7. SBA Loan

8. SBA Loan

In January 2021, the Company entered into a Paycheck Protection Program Term Note (the “Note”) with a lender pursuant to the Paycheck Protection Program of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) administered by the U.S. Small Business Administration (the “SBA”). The Company received total proceeds of $88,000, which management believes were used in accordance with the requirements of the CARES Act. Until the ten-month anniversary of the covered period of the Note (the “Deferment Period”), neither principal nor interest is due and payable. Interest will continue to accrue during the deferment period. After the Deferment Period, the outstanding principal of the Note that is not forgiven will convert to an amortizing term loan at an interest rate of 1% per annum requiring equal monthly payments of principal and interest. The Company may apply for forgiveness which shall be calculated in accordance with the requirements of the Paycheck Protection Program Interim Final Rule. The Company is accounting for the Note using the debt model under ASC Topic 470. The balance due under the Note was $88,000 as of June 30, 2021.

7. SBA Loan

In May 2020, the Company entered into a Paycheck Protection Program Term Note (the “Note”) with a lender pursuant to the Paycheck Protection Program of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) administered by the U.S. Small Business Administration (the “SBA”). The Company received total proceeds of $45,000, which management believes were used in accordance with the requirements of the CARES Act. Until the six-month anniversary of the Note (the “Deferral Expiration Date”), neither principal nor interest is due and payable. On the Deferral Expiration Date, the outstanding principal of the Note that is not forgiven will convert to an amortizing term loan at an interest rate of 1% per annum requiring equal monthly payments of principal and interest. The Company is accounting for the Note using the debt model under ASC Topic 470.

In November 2020, all amounts due pursuant to the Note, including accrued interest, were forgiven. As a result, the Company recognized other income of $45,000 during the year ended December 31, 2020, and the balance due under the Note was $0 as of December 31, 2020.